ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounts receivable, allowance	$ 31,127		$ 34,366		$ 31,064	$ 21,397
Allowance for Doubtful Accounts Receivable	31,127		34,366
Funds Receivable [Member]
Accounts receivable, allowance			2,322
Allowance for Doubtful Accounts Receivable			2,322
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Accounts receivable, allowance	13,691		19,013
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member] | Commitment Deposits [Member]
Allowance for Doubtful Accounts Receivable	$ 206
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member] | Funds Receivable [Member]
Allowance for Doubtful Accounts Receivable			$ 2,322